Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward
The following tables presents the changes to common shares during the years ended December 31, 2021 and 2020:

	Ownership by
Year ended December 31, 2021 (number of shares)	Public	Province	Total
Common shares - beginning	315,199,139	282,412,648	597,611,787
Common shares issued - LTIP[1]	188,388	—	188,388
Common shares issued - share grants[2]	417,374	—	417,374
Common shares - ending[3]	315,804,901	282,412,648	598,217,549
	52.8%	47.2%	100%
1 In 2021, Hydro One issued from treasury 188,388 common shares in accordance with provisions of the LTIP.
2 In 2021, Hydro One issued from treasury 417,374 common shares in accordance with provisions of the Power Workers’ Union (PWU) and the Society Share Grant Plans.
3 On December 30th, 2021, stock options of 108,710 under the Company's LTIP were exercised with a settlement date of January 4th, 2022.

	Ownership by
Year ended December 31, 2020 (number of shares)	Public	Province	Total
Common shares - beginning	314,405,788	282,412,648	596,818,436
Common shares issued - LTIP[1]	351,789	—	351,789
Common shares issued - share grants[2]	441,562	—	441,562
Common shares - ending	315,199,139	282,412,648	597,611,787
	52.7%	47.3%	100%
1 In 2020, Hydro One issued from treasury 351,789 common shares in accordance with provisions of the LTIP. This included the exercise of 294,840 stock options for $7 million.
2 In 2020, Hydro One issued from treasury 441,562 common shares in accordance with provisions of the PWU and the Society Share Grant Plans.